1

Wilmington Global Alpha Equities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2023 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 94.2%

AEROSPACE & DEFENSE – 2.5%

Airbus SE	3,598	$451,066

Austal Ltd.	23,400	27,460

Babcock International Group PLC*	22,986	86,843

BAE Systems PLC	132,740	1,405,193

BWX Technologies, Inc.	11,278	686,379

CAE, Inc.*	13,427	303,244

Curtiss-Wright Corp.	100	16,580

Dassault Aviation SA	632	107,922

General Dynamics Corp.	64	14,916

Lockheed Martin Corp.	2,078	962,654

Raytheon Technologies Corp.	5,175	516,724

Thales SA	2,270	300,229

TOTAL AEROSPACE & DEFENSE		$4,879,210

AIR FREIGHT & LOGISTICS – 0.8%

Bpost SA	6,113	33,141

Expeditors International of Washington, Inc.	3,997	432,276

SG Holdings Co. Ltd.	2,037	31,434

United Parcel Service, Inc., Class B	2,479	459,185

Yamato Holdings Co. Ltd.	12,495	218,624

ZTO Express Cayman, Inc., ADR	9,888	281,907

ZTO Express Cayman, Inc.	2,189	62,322

TOTAL AIR FREIGHT & LOGISTICS		$1,518,889

AIRLINES – 0.4%

easyJet PLC*	22,478	136,927

Japan Airlines Co. Ltd.*	4,727	100,248

Southwest Airlines Co.	14,004	500,923

TOTAL AIRLINES		$738,098

AUTO COMPONENTS – 0.5%

Continental AG	1,419	99,635

Hankook Tire & Technology Co. Ltd.*	2,972	78,431

Hyundai Mobis Co. Ltd.	681	113,868

NOK Corp.	8,703	82,655

Stanley Electric Co. Ltd.	6,377	137,241

Sumitomo Electric Industries Ltd.	11,827	142,115

Sumitomo Rubber Industries Ltd.	9,191	81,596

Tachi-S Co. Ltd.	4,371	40,332

Tokai Rika Co. Ltd.	6,230	72,315

Toyoda Gosei Co. Ltd.	3,938	65,387

Toyota Boshoku Corp.	1,600	23,731

TS Tech Co. Ltd.	6,856	85,403

Unipres Corp.	6,711	40,140

TOTAL AUTO COMPONENTS		$1,062,849

AUTOMOBILES – 1.2%

Dongfeng Motor Group Co. Ltd., Class H	153,139	91,304

Honda Motor Co. Ltd.	22,365	553,232

Isuzu Motors Ltd.	63,086	797,744

Li Auto, Inc., ADR*	3,730	92,877

Description	Number of Shares	Value

Mercedes-Benz Group AG	2,185	$162,590

Nissan Motor Co. Ltd.	39,998	143,711

Renault SA*	3,110	126,451

Subaru Corp.	11,069	181,882

Suzuki Motor Corp.	4,183	156,830

Yamaha Motor Co. Ltd.	2,420	59,606

TOTAL AUTOMOBILES		$2,366,227

BANKS – 4.4%

ABN AMRO Bank NV	13,879	230,357

AIB Group PLC	36,072	151,524

Banco Bradesco SA, ADR	44,589	124,403

Bank Mandiri Persero Tbk PT	152,474	101,599

Bank of Ireland Group PLC	12,951	138,367

Bank of Nova Scotia (The)	11,515	623,370

Bank of Nova Scotia (The)	11,805	639,005

BPER Banca	52,359	143,836

CaixaBank SA	23,932	106,185

Dah Sing Financial Holdings Ltd.	15,846	42,000

DGB Financial Group, Inc.*	11,431	74,054

DNB Bank ASA	24,238	453,240

Erste Group Bank AG	4,906	186,154

FinecoBank Banca Fineco SpA	64,814	1,163,532

First Citizens BancShares, Inc., Class A	211	164,091

First Republic Bank	1,591	224,140

HSBC Holdings PLC	74,735	550,674

Kasikornbank PCL	14,959	65,730

KB Financial Group, Inc., ADR	5,024	230,250

KBC Group NV	3,719	275,456

Mebuki Financial Group, Inc.	25,800	67,204

Mizuho Financial Group, Inc.	7,027	109,765

PNC Financial Services Group, Inc. (The)	3,692	610,768

Resona Holdings, Inc.	29,051	160,760

San-In Godo Bank Ltd. (The)	13,200	82,105

Sberbank of Russia PJSC, ADR*,(1)	3,982	—

Security Bank Corp.	36,259	61,191

Shinhan Financial Group Co. Ltd., ADR	6,199	210,890

Standard Chartered PLC	31,711	266,360

Sumitomo Mitsui Trust Holdings, Inc.	9,090	331,136

Tochigi Bank Ltd. (The)	9,980	23,589

U.S. Bancorp	3,576	178,085

Unicaja Banco SA	71,070	87,356

UniCredit SpA	48,545	948,139

TOTAL BANKS		$8,825,315

BEVERAGES – 1.4%

Anadolu Efes Biracilik Ve Malt Sanayii AS	11,339	31,512

Asahi Group Holdings Ltd.	2,808	92,727

Cia Cervecerias Unidas SA	6,938	53,288

Coca-Cola Co. (The)	8,023	491,970

Coca-Cola Icecek AS	7,130	69,539

Diageo PLC	11,314	494,717

Embotelladora Andina SA, Class B, ADR	8,258	126,017

January 31, 2023 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Heineken NV	5,399	$539,570

Kirin Holdings Co. Ltd.	16,095	248,020

PepsiCo., Inc.	2,905	496,813

Suntory Beverage & Food Ltd.	1,286	43,425

Tsingtao Brewery Co. Ltd., Class H	10,813	104,398

TOTAL BEVERAGES		$2,791,996

BIOTECHNOLOGY – 0.5%

Genmab A/S*	684	268,058

United Therapeutics Corp.*	1,124	295,803

Vertex Pharmaceuticals, Inc.*	1,062	343,132

TOTAL BIOTECHNOLOGY		$906,993

BUILDING PRODUCTS – 1.3%

AGC, Inc.	944	34,782

Assa Abloy AB, Class B	13,880	326,961

Builders FirstSource, Inc.*	7,295	581,411

Cie de Saint-Gobain	3,789	217,607

Johnson Controls International PLC	15,968	1,110,894

Lennox International, Inc.	1,100	286,682

TOTAL BUILDING PRODUCTS		$2,558,337

CAPITAL MARKETS – 2.9%

Ares Management Corp., Class A	11,461	951,148

Cboe Global Markets, Inc.	167	20,521

Charles Schwab Corp. (The)	23,724	1,836,712

CME Group, Inc.	806	142,388

CSC Financial Co. Ltd., Class H	136,500	141,539

Deutsche Boerse AG	742	132,775

Hargreaves Lansdown PLC	1,905	20,973

Hong Kong Exchanges & Clearing Ltd.	5,317	239,146

Ichiyoshi Securities Co. Ltd.	5,862	28,016

Intercontinental Exchange, Inc.	1,369	147,236

Japan Exchange Group, Inc.	695	10,637

London Stock Exchange Group PLC	3,661	335,146

MarketAxess Holdings, Inc.	83	30,200

Moody’s Corp.	403	130,068

Morgan Stanley	3,137	305,324

Nomura Holdings, Inc.	13,459	53,713

S&P Global, Inc.	374	140,228

SEI Investments Co.	286	17,855

UBS Group AG*	52,755	1,126,076

TOTAL CAPITAL MARKETS		$5,809,701

CHEMICALS – 1.5%

ADEKA Corp.	5,461	92,407

Air Liquide SA	569	90,600

Celanese Corp.	2,509	309,109

China BlueChemical Ltd., Class H	126,006	34,639

Croda International PLC	747	63,672

Element Solutions, Inc.	10,511	215,265

EMS-Chemie Holding AG	38	28,328

Evonik Industries AG	4,756	105,719

FMC Corp.	2,275	302,871

Fuso Chemical Co. Ltd.	2,219	63,049

Givaudan SA	26	84,298

Koninklijke DSM NV	568	73,046

Linde PLC	1,750	579,145

Description	Number of Shares	Value

Lintec Corp.	4,300	$74,463

Mitsubishi Gas Chemical Co., Inc.	10,140	148,171

Nissan Chemical Corp.	274	12,935

Sherwin-Williams Co. (The)	1,082	255,990

Shin-Etsu Chemical Co. Ltd.	1,751	258,138

Sumitomo Bakelite Co. Ltd.	1,960	63,865

Symrise AG	712	75,693

Tosoh Corp.	831	10,872

TOTAL CHEMICALS		$2,942,275

COMMERCIAL SERVICES & SUPPLIES – 1.4%

Aeon Delight Co. Ltd.	2,874	68,226

Cintas Corp.	823	365,198

Clean Harbors, Inc.*	6,022	784,666

Copart, Inc.*	9,503	632,995

Kokuyo Co. Ltd.	3,800	54,185

Prosegur Cia de Seguridad SA	27,054	61,232

Rollins, Inc.	539	19,620

Secom Co. Ltd.	1,012	60,291

Waste Connections, Inc.	5,604	744,771

TOTAL COMMERCIAL SERVICES & SUPPLIES		$2,791,184

COMMUNICATIONS EQUIPMENT – 1.0%

Cisco Systems, Inc.	20,010	973,887

Motorola Solutions, Inc.	2,836	728,880

Nokia OYJ	35,477	168,215

Telefonaktiebolaget LM Ericsson, Class B	23,909	138,683

TOTAL COMMUNICATIONS EQUIPMENT		$2,009,665

CONSTRUCTION & ENGINEERING – 0.8%

Bouygues SA	1,229	40,488

Chiyoda Corp.*	8,851	26,315

Fugro NV*	4,064	54,116

Implenia AG*	781	32,807

JGC Holdings Corp.	15,088	197,080

Obayashi Corp.	609	4,724

Vinci SA	10,131	1,144,697

TOTAL CONSTRUCTION & ENGINEERING		$1,500,227

CONSTRUCTION MATERIALS – 0.3%

HeidelbergCement AG	3,376	231,653

Holcim AG*	3,025	180,849

Imerys SA	1,867	77,433

Taiheiyo Cement Corp.	4,816	82,996

Vicat SA	1,636	45,683

TOTAL CONSTRUCTION MATERIALS		$618,614

CONSUMER FINANCE – 0.8%

American Express Co.	5,386	942,173

Credit Acceptance Corp.*	836	386,767

Marui Group Co. Ltd.	6,555	111,701

SSE PLC	17,409	50,285

TOTAL CONSUMER FINANCE		$1,490,926

CONTAINERS & PACKAGING – 0.1%

Ball Corp.	3,364	195,919

Nampak Ltd.*	56,917	3,212

TOTAL CONTAINERS & PACKAGING		$199,131

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

DISTRIBUTORS – 0.4%
Genuine Parts Co.	345	$57,898

LKQ Corp.	10,050	592,548

PALTAC Corp.	1,516	54,890

TOTAL DISTRIBUTORS		$705,336

DIVERSIFIED CONSUMER SERVICES – 0.0%**

Benesse Holdings, Inc.	572	8,749

DIVERSIFIED FINANCIAL SERVICES – 2.5%

Bank of America Corp.	16,397	581,766

Berkshire Hathaway, Inc., Class B*	2,417	752,944

BNP Paribas SA	3,910	268,546

ING Groep NV	16,493	238,823

Investor AB, Class B	5,223	101,493

JPMorgan Chase & Co.	3,184	445,633

Kasikornbank PCL, NVDR	20,214	89,153

Mitsubishi HC Capital, Inc.	6,106	31,166

Mitsubishi UFJ Financial Group, Inc.	187,640	1,374,441

Royal Bank of Canada	5,522	565,086

Societe Generale SA	6,798	202,353

Sumitomo Mitsui Financial Group, Inc.	6,787	294,970

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,946,374

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.3%

AT&T, Inc.	5,467	111,363

BT Group PLC	67,389	103,826

Hellenic Telecommunications Organization SA	24,998	394,075

Koninklijke KPN NV	116,879	399,591

KT Corp., ADR*	11,419	163,406

Magyar Telekom Telecommunications PLC, ADR	6,004	32,422

Nippon Telegraph & Telephone Corp.	11,996	359,706

Orange SA	23,844	252,335

Proximus SADP	12,473	127,812

Swisscom AG	198	116,990

Telefonica Brasil SA	16,317	133,942

Telenor ASA	3,746	39,215

Telia Co. AB	14,232	36,756

Verizon Communications, Inc.	5,830	242,353

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$2,513,792

ELECTRIC UTILITIES – 1.1%

American Electric Power Co., Inc.	122	11,463

Chubu Electric Power Co., Inc.	301	3,242

Duke Energy Corp.	4,927	504,771

Edison International	6,618	455,980

Eversource Energy	3,446	283,709

Exelon Corp.	10,676	450,421

Iberdrola SA	43,950	515,612

Iberdrola SA*	137	1,607

Kansai Electric Power Co., Inc. (The)	1,180	11,348

Red Electrica Corp. SA	2,173	38,460

TOTAL ELECTRIC UTILITIES		$2,276,613

ELECTRICAL EQUIPMENT – 0.4%

Cosel Co. Ltd.	5,774	49,350

Nippon Carbon Co. Ltd.	2,000	68,111

Schneider Electric SE	2,165	351,197

Description	Number of Shares	Value

Ushio, Inc.	16,847	$225,827

Zumtobel Group AG	2,522	20,058

TOTAL ELECTRICAL EQUIPMENT		$714,543

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.7%

Ai Holdings Corp.	3,500	59,126

Alps Alpine Co. Ltd.	7,855	80,482

Amano Corp.	6,230	113,984

Amphenol Corp., Class A	1,488	118,698

Canon Marketing Japan, Inc.	3,574	84,830

Citizen Watch Co. Ltd.	4,038	19,211

Foxconn Technology Co. Ltd.	36,118	65,505

Halma PLC	2,032	54,100

Hon Hai Precision Industry Co. Ltd.	28,001	93,376

Keyence Corp.	129	59,388

Kyocera Corp.	2,310	119,869

Maruwa Co. Ltd.	384	49,087

Maxell Ltd.	6,101	66,583

Nippon Chemi-Con Corp.*	4,571	58,286

PAX Global Technology Ltd.	22,425	21,195

Shimadzu Corp.	1,675	51,475

Sunny Optical Technology Group Co. Ltd.	17,211	232,299

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$1,347,494

ENERGY EQUIPMENT & SERVICES – 0.4%

China Oilfield Services Ltd., Class H	310,500	376,337

Schlumberger Ltd.	7,009	399,373

Trican Well Service Ltd.*	13,202	34,132

TOTAL ENERGY EQUIPMENT & SERVICES		$809,842

ENTERTAINMENT – 0.5%

Bilibili, Inc., ADR*	8,364	209,100

Capcom Co. Ltd.	513	16,623

DeNA Co. Ltd.	6,218	87,187

NetEase, Inc., ADR	3,618	320,591

NetEase, Inc.	11,916	211,415

Nexon Co. Ltd.	138	3,328

Nintendo Co. Ltd.	1,565	67,855

Square Enix Holdings Co. Ltd.	1,554	73,491

TOTAL ENTERTAINMENT		$989,590

FOOD & STAPLES RETAILING – 1.1%

Atacadao SA	16,449	53,531

Carrefour SA	8,567	162,953

Costco Wholesale Corp.	349	178,388

J Sainsbury PLC	51,249	166,205

Jeronimo Martins SGPS SA	2,244	48,719

Koninklijke Ahold Delhaize NV	4,324	129,058

Marks & Spencer Group PLC*	12,135	21,889

Performance Food Group Co.*	11,825	725,109

Sundrug Co. Ltd.	2,569	72,685

Tesco PLC	35,868	109,016

Tsuruha Holdings, Inc.	1,652	121,633

Walmart, Inc.	2,667	383,701

TOTAL FOOD & STAPLES RETAILING		$2,172,887

January 31, 2023 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

FOOD PRODUCTS – 1.5%

Astral Foods Ltd.	4,580	$42,443

Barry Callebaut AG	19	39,697

Campbell Soup Co.	515	26,744

Chocoladefabriken Lindt & Spruengli AG	8	87,862

Conagra Brands, Inc.	1,100	40,909

General Mills, Inc.	1,474	115,503

Hershey Co. (The)	363	81,530

Hormel Foods Corp.	743	33,665

J.M. Smucker Co. (The)	263	40,186

Kellogg Co.	7,600	521,208

McCormick & Co., Inc.	619	46,499

MEIJI Holdings Co. Ltd.	741	38,215

Nestle SA	7,895	963,261

Nisshin Seifun Group, Inc.	1,804	22,596

Nissin Foods Holdings Co. Ltd.	578	45,187

Nomad Foods Ltd.*	27,402	487,482

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	352,545	24,957

Toyo Suisan Kaisha Ltd.	2,289	94,583

Ulker Biskuvi Sanayi AS*	30,256	61,630

WH Group Ltd.	163,113	100,456

Yihai International Holding Ltd.*	38,229	136,036

TOTAL FOOD PRODUCTS		$3,050,649

GAS UTILITIES – 0.7%

China Gas Holdings Ltd.	37,859	58,940

Enagas SA	5,394	96,721

ENN Energy Holdings Ltd.	64,369	969,830

Osaka Gas Co. Ltd.	1,694	27,336

Snam SpA	10,131	51,603

Tokyo Gas Co. Ltd.	382	7,999

UGI Corp.	3,457	137,692

TOTAL GAS UTILITIES		$1,350,121

HEALTH CARE EQUIPMENT & SUPPLIES – 1.9%

Abbott Laboratories	859	94,963

Asahi Intecc Co. Ltd.	179	3,140

Baxter International, Inc.	6,843	312,657

Becton Dickinson & Co.	140	35,311

Coloplast A/S, Class B	636	76,787

DexCom, Inc.*	2,807	300,602

DiaSorin SpA	135	17,574

Hoya Corp.	479	52,677

ICU Medical, Inc.*	2,861	552,831

Insulet Corp.*	1,228	352,829

Koninklijke Philips NV	10,263	177,195

Medtronic PLC	10,769	901,258

Microport Scientific Corp.*	15,500	48,636

Paramount Bed Holdings Co. Ltd.	1,861	35,743

Siemens Healthineers AG	1,510	80,979

Stryker Corp.	3,083	782,496

Sysmex Corp.	385	25,558

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$3,851,236

HEALTH CARE PROVIDERS & SERVICES – 2.3%

Alfresa Holdings Corp.	6,135	76,792

BML, Inc.	2,810	69,874

Description	Number of Shares	Value

Chemed Corp.	1,089	$550,097

Elevance Health, Inc.	1,079	539,489

Fresenius SE & Co. KGaA	5,967	172,929

HCA Healthcare, Inc.	3,404	868,258

Humana, Inc.	959	490,720

McKesson Corp.	874	330,966

Molina Healthcare, Inc.*	991	309,024

Netcare Ltd.	74,836	61,665

UnitedHealth Group, Inc.	2,314	1,155,126

TOTAL HEALTH CARE PROVIDERS & SERVICES		$4,624,940

HOTELS, RESTAURANTS & LEISURE – 2.0%

Airbnb, Inc., Class A*	2,881	320,108

Choice Hotels International, Inc.	2,585	317,671

Compass Group PLC	21,390	510,965

Evolution AB	623	70,020

H World Group Ltd., ADR	6,097	289,485

Hilton Worldwide Holdings, Inc.	2,883	418,294

La Francaise des Jeux SAEM	563	24,090

McDonald’s Corp.	3,717	993,926

McDonald’s Holdings Co. Japan Ltd.	799	31,566

Sands China Ltd.*	253,400	950,272

TOTAL HOTELS, RESTAURANTS & LEISURE		$3,926,397

HOUSEHOLD DURABLES – 0.7%

Casio Computer Co. Ltd.	8,880	91,794

Coway Co. Ltd.*	1,789	81,128

De’ Longhi SpA	4,047	93,421

Garmin Ltd.	384	37,970

Nikon Corp.	6,805	67,189

NVR, Inc.*	113	595,510

Persimmon PLC	2,340	40,869

Sekisui Chemical Co. Ltd.	3,073	43,048

Sekisui House Ltd.	8,791	166,143

Sony Group Corp.	2,000	178,703

TOTAL HOUSEHOLD DURABLES		$1,395,775

HOUSEHOLD PRODUCTS – 1.3%

Church & Dwight Co., Inc.	371	29,999

Clorox Co. (The)	168	24,308

Colgate-Palmolive Co.	12,730	948,767

Henkel AG & Co. KGaA	1,529	102,165

Procter & Gamble Co. (The)	5,697	811,139

Reckitt Benckiser Group PLC	10,147	723,085

Unicharm Corp.	969	36,963

TOTAL HOUSEHOLD PRODUCTS		$2,676,426

INDUSTRIAL CONGLOMERATES – 0.4%

3M Co.	1,374	158,120

Honeywell International, Inc.	382	79,639

Siemens AG	3,146	491,422

TOTAL INDUSTRIAL CONGLOMERATES		$729,181

INSURANCE – 8.1%

Admiral Group PLC	963	26,180

Ageas SA	2,773	135,383

AIA Group Ltd.	237,913	2,690,236

Arch Capital Group Ltd.*	3,827	246,267

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Arthur J. Gallagher & Co.	5,156	$1,009,132

Assicurazioni Generali SpA	8,446	164,877

AXA SA	51,857	1,617,888

Baloise Holding AG	206	33,881

Brown & Brown, Inc.	581	34,023

Caixa Seguridade Participacoes S/A	57,576	98,790

China Pacific Insurance Group Co. Ltd., Class H	197,000	541,645

China Reinsurance Group Corp., Class H	929,071	71,322

Chubb Ltd.	3,247	738,660

Dai-ichi Life Holdings, Inc.	15,737	369,234

Enstar Group Ltd.*	1,896	459,401

Gjensidige Forsikring ASA	594	10,676

Globe Life, Inc.	6,708	810,662

Intact Financial Corp.	10,469	1,518,794

Markel Corp.*	391	550,911

Marsh & McLennan Cos., Inc.	3,524	616,383

MetLife, Inc.	8,311	606,869

MS&AD Insurance Group Holdings, Inc.	10,850	348,000

Old Mutual Ltd.	125,111	85,286

Phoenix Group Holdings PLC	350	2,774

Principal Financial Group, Inc.	5,732	530,497

Progressive Corp. (The)	2,777	378,644

Sampo OYJ, Class A	2,356	123,689

Sompo Holdings, Inc.	1,668	71,806

Swiss Life Holding AG	31	18,347

T&D Holdings, Inc.	74,016	1,184,719

Tokio Marine Holdings, Inc.	33,770	707,303

Tongyang Life Insurance Co. Ltd.*	7,542	29,325

Travelers Cos., Inc. (The)	446	85,240

Willis Towers Watson PLC	272	69,140

Zurich Insurance Group AG	280	138,468

TOTAL INSURANCE		$16,124,452

INTERACTIVE MEDIA & SERVICES – 2.2%

Alphabet, Inc., Class A*	17,142	1,694,315

Alphabet, Inc., Class C*	5,346	533,905

Baidu, Inc., Class A*	5,572	93,665

Kanzhun Ltd., ADR*	7,530	182,904

Tencent Holdings Ltd.	37,484	1,826,555

ZoomInfo Technologies, Inc.*	3,734	105,411

TOTAL INTERACTIVE MEDIA & SERVICES		$4,436,755

INTERNET & DIRECT MARKETING RETAIL – 2.1%

Alibaba Group Holding Ltd.*	14,053	193,210

Alibaba Group Holding Ltd., ADR*	4,442	489,508

Amazon.com, Inc.*	12,397	1,278,503

ASKUL Corp.	16,769	221,661

Etsy, Inc.*	2,892	397,881

JD.com, Inc., ADR	9,445	562,261

JD.com, Inc., Class A	1,600	47,509

Meituan, Class B*	40,807	912,276

TOTAL INTERNET & DIRECT MARKETING RETAIL		$4,102,809

IT SERVICES – 5.0%

Accenture PLC, Class A	3,682	1,027,462

Automatic Data Processing, Inc.	2,618	591,171

BIPROGY Inc	2,573	67,224

Block, Inc., Class A*	4,640	379,181

Description	Number of Shares	Value

Capgemini SE	4,590	$871,116

Cognizant Technology Solutions Corp., Class A	6,707	447,692

Edenred	17,163	934,859

EPAM Systems, Inc.*	70	23,286

Fidelity National Information Services, Inc.	9,231	692,694

FleetCor Technologies, Inc.*	1,882	392,980

Gartner, Inc.*	1,903	643,480

GoDaddy, Inc., Class A*	15,469	1,270,469

International Business Machines Corp.	532	71,676

Itochu Techno-Solutions Corp.	185	4,580

Jack Henry & Associates, Inc.	179	32,236

Mastercard, Inc., Class A	2,273	842,374

Nomura Research Institute Ltd.	454	10,899

NS Solutions Corp.	4,334	111,551

Obic Co. Ltd.	357	57,237

Otsuka Corp.	401	13,193

Paychex, Inc.	801	92,804

Sopra Steria Group SACA	189	31,435

Visa, Inc., Class A	5,876	1,352,714

Western Union Co. (The)	934	13,235

TOTAL IT SERVICES		$9,975,548

LEISURE PRODUCTS – 0.1%

Bandai Namco Holdings, Inc.	846	56,575

Sega Sammy Holdings, Inc.	6,150	97,382

Shimano, Inc.	247	44,049

TOTAL LEISURE PRODUCTS		$198,006

LIFE SCIENCES TOOLS & SERVICES – 0.8%

Agilent Technologies, Inc.	730	111,018

CMIC Holdings Co. Ltd.	1,630	22,083

Danaher Corp.	2,292	605,959

Hangzhou Tigermed Consulting Co. Ltd., Class H	20,897	274,120

ICON PLC*	1,710	394,514

Sartorius Stedim Biotech	148	51,627

Thermo Fisher Scientific, Inc.	333	189,920

TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,649,241

MACHINERY – 2.9%

Amada Co. Ltd.	17,210	154,594

CNH Industrial NV	36,445	644,761

Daimler Truck Holding AG*	6,197	208,242

Duerr AG	1,788	68,219

Ebara Corp.	1,759	74,686

Fortive Corp.	11,549	785,679

Graco, Inc.	2,126	145,248

Hino Motors Ltd.*	15,932	68,150

Hisaka Works Ltd.	3,030	20,115

IDEX Corp.	1,752	419,919

Kone OYJ, Class B	10,178	555,069

Makino Milling Machine Co. Ltd.	2,429	87,196

Makita Corp.	5,421	144,398

MISUMI Group, Inc.	2,061	51,870

Nordson Corp.	129	31,386

OKUMA Corp.	3,360	136,191

OSG Corp.	7,342	115,232

Otis Worldwide Corp.	6,171	507,441

January 31, 2023 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

PACCAR, Inc.	4,394	$480,308

Schindler Holding AG	341	72,680

SKF AB, Class B	10,020	177,337

SMC Corp.	176	89,392

Spirax-Sarco Engineering PLC	394	56,280

Sumitomo Heavy Industries Ltd.	4,860	108,073

THK Co. Ltd.	9,231	195,904

Toyota Industries Corp.	1,565	95,266

Volvo AB, Class B	12,322	244,512

Wartsila OYJ Abp	11,697	111,250

TOTAL MACHINERY		$5,849,398

MARINE – 0.0%**

Kuehne + Nagel International AG	146	34,815

MEDIA – 1.5%

Cable One, Inc.	276	218,007

Comcast Corp., Class A	10,622	417,976

Criteo SA, ADR*	528	15,972

Fuji Media Holdings, Inc.	4,220	35,642

Hakuhodo DY Holdings, Inc.	10,567	114,201

Megacable Holdings SAB de CV	24,921	78,361

Metropole Television SA	5,060	80,590

Nippon Television Holdings, Inc.	16,644	134,562

Omnicom Group, Inc.	5,110	439,409

Publicis Groupe SA	7,870	555,147

RTL Group SA	2,477	120,187

Television Francaise 1	11,665	93,296

TV Asahi Holdings Corp.	6,269	64,878

WPP PLC	56,419	659,185

TOTAL MEDIA		$3,027,413

METALS & MINING – 1.6%

Anglo American PLC	16,856	727,006

Asahi Holdings, Inc.	6,663	104,831

Barrick Gold Corp.	8,053	157,483

Centamin PLC	56,762	77,813

Centerra Gold, Inc.	11,120	71,373

Dowa Holdings Co. Ltd.	1,120	39,103

Eldorado Gold Corp.*	7,914	75,658

Endeavour Mining PLC	3,164	74,549

Fresnillo PLC	4,872	49,489

Glencore PLC	74,508	498,972

Harmony Gold Mining Co. Ltd., ADR	13,846	48,599

Kinross Gold Corp.	5,734	26,606

Kyoei Steel Ltd.	5,541	60,572

Maruichi Steel Tube Ltd.	3,437	74,006

Neturen Co. Ltd.	5,585	29,618

Norsk Hydro ASA	3,861	31,304

OceanaGold Corp.*	28,772	62,278

Resolute Mining Ltd.*	91,928	17,890

Rio Tinto PLC	10,701	837,902

Yamato Kogyo Co. Ltd.	3,203	121,399

Yodogawa Steel Works Ltd.	1,953	41,614

TOTAL METALS & MINING		$3,228,065

MULTILINE RETAIL – 0.1%

Dollar General Corp.	555	129,648

Description	Number of Shares	Value

Ryohin Keikaku Co. Ltd.	8,200	$90,923

TOTAL MULTILINE RETAIL		$220,571

MULTI-UTILITIES – 0.8%

Consolidated Edison, Inc.	876	83,492

Dominion Energy, Inc.	4,462	283,962

Engie SA	18,409	261,405

National Grid PLC	75,654	961,782

WEC Energy Group, Inc.	777	73,030

TOTAL MULTI-UTILITIES		$1,663,671

OIL, GAS & CONSUMABLE FUELS – 3.7%

ARC Resources Ltd.	4,940	57,399

BP PLC	78,291	472,898

Cameco Corp.	3,714	103,921

Chevron Corp.	2,680	466,374

ConocoPhillips	4,013	489,064

Coterra Energy, Inc.	19,319	483,555

Diamondback Energy, Inc.	2,142	312,989

Enbridge, Inc.	16,301	667,452

Eni SpA	28,287	435,287

Exxon Mobil Corp.	1,899	220,303

Inpex Corp.	10,699	117,568

Shell PLC	21,281	624,763

TC Energy Corp.	12,888	555,311

TotalEnergies SE	31,276	1,933,507

TotalEnergies SE, ADR	6,388	396,311

Ultrapar Participacoes SA	38,771	100,817

TOTAL OIL, GAS & CONSUMABLE FUELS		$7,437,519

PAPER & FOREST PRODUCTS – 0.0%**

Oji Holdings Corp.	1,550	6,406

PERSONAL PRODUCTS – 0.1%

Haleon PLC*	552	2,212

Kobayashi Pharmaceutical Co. Ltd.	485	34,819

Unilever PLC	3,615	184,000

TOTAL PERSONAL PRODUCTS		$221,031

PHARMACEUTICALS – 6.5%

Astellas Pharma, Inc.	7,561	111,299

AstraZeneca PLC	10,883	1,425,810

AstraZeneca PLC, ADR	15,372	1,004,868

Bristol-Myers Squibb Co.	2,531	183,877

Chugai Pharmaceutical Co. Ltd.	7,180	186,142

Eisai Co. Ltd.	1,049	64,902

Eli Lilly & Co.	2,263	778,811

GSK PLC	16,751	294,232

Johnson & Johnson	8,903	1,454,928

Kissei Pharmaceutical Co. Ltd.	2,463	48,523

Kyowa Kirin Co. Ltd.	5,440	121,317

Merck & Co., Inc.	9,932	1,066,796

Nippon Shinyaku Co. Ltd.	2,119	109,057

Novartis AG	30,157	2,726,467

Novo Nordisk A/S, Class B	1,393	192,777

Ono Pharmaceutical Co. Ltd.	6,162	133,707

Otsuka Holdings Co. Ltd.	1,901	60,985

Pfizer, Inc.	34,920	1,542,067

Roche Holding AG	1,900	593,124

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Roche Holding AG	172	$62,959

Sanofi	1,399	136,996

Takeda Pharmaceutical Co. Ltd.	7,915	248,827

UCB SA	3,827	314,214

TOTAL PHARMACEUTICALS		$12,862,685

PROFESSIONAL SERVICES – 1.8%

Adecco Group AG*	4,555	169,176

Bureau Veritas SA	38,955	1,113,780

en Japan, Inc.	3,345	63,685

Experian PLC	13,003	475,513

Hays PLC	68,787	104,952

Nihon M&A Center Holdings, Inc.	703	7,187

Open Up Group, Inc.	5,559	81,998

Pagegroup PLC	13,913	78,325

Recruit Holdings Co. Ltd.	1,336	42,966

RELX PLC	1,103	32,769

Science Applications International Corp.	6,364	660,456

SGS SA	34	82,914

SThree PLC	7,531	39,438

Wolters Kluwer NV	5,261	573,570

TOTAL PROFESSIONAL SERVICES		$3,526,729

REAL ESTATE INVESTMENT TRUSTS – 1.4%

American Tower Corp.	4,260	951,641

British Land Co. PLC (The)	13,677	74,853

Brixmor Property Group, Inc.	20,331	478,388

Daiwa House REIT Investment Corp.	20	43,515

Japan Metropolitan Fund Invest	16	12,369

Japan Real Estate Investment Corp.	12	51,450

Land Securities Group PLC	9,371	82,098

LaSalle Logiport REIT	97	117,526

Nippon Building Fund, Inc.	12	52,444

Nomura Real Estate Master Fund, Inc.	37	43,270

Public Storage	2,120	645,201

VICI Properties, Inc.	9,391	320,984

TOTAL REAL ESTATE INVESTMENT TRUSTS		$2,873,739

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.3%

CK Asset Holdings Ltd.	23,437	149,845

Daito Trust Construction Co. Ltd.	147	14,526

Daiwa House Industry Co. Ltd.	863	20,725

Mitsubishi Estate Co. Ltd.	22,710	291,894

Swiss Prime Site AG	1,113	99,178

Wharf Holdings Ltd. (The)	27,387	71,347

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$647,515

ROAD & RAIL – 1.2%

Canadian National Railway Co.	13,145	1,564,695

Central Japan Railway Co.	278	33,909

East Japan Railway Co.	488	27,210

Tobu Railway Co. Ltd.	158	3,707

Uber Technologies, Inc.*	14,385	444,928

U-Haul Holding Co.	4,533	280,094

West Japan Railway Co.	128	5,361

TOTAL ROAD & RAIL		$2,359,904

Description	Number of Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.8%

ams-OSRAM AG*	9,080	$84,826

Analog Devices, Inc.	1,755	300,930

ASM Pacific Technology Ltd.	13,805	114,024

Disco Corp.	267	80,215

Intel Corp.	5,411	152,915

KLA Corp.	629	246,870

Mimasu Semiconductor Industry Co. Ltd.	3,340	66,249

Miraial Co. Ltd.	2,160	25,577

NXP Semiconductors NV	2,917	537,632

Optorun Co. Ltd.	2,019	39,842

QUALCOMM, Inc.	2,515	335,023

Rohm Co. Ltd.	1,330	106,575

Taiwan Semiconductor Manufacturing Co. Ltd.	26,000	458,817

Texas Instruments, Inc.	5,427	961,719

Tokyo Seimitsu Co. Ltd.	1,159	39,904

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$3,551,118

SOFTWARE – 3.4%

ANSYS, Inc.*	213	56,735

Autodesk, Inc.*	468	100,695

Black Knight, Inc.*	11,580	701,632

Constellation Software, Inc.	827	1,461,115

Dassault Systemes SE	2,659	98,891

Kingdee International Software Group Co. Ltd.*	127,642	278,580

Microsoft Corp.	14,299	3,543,435

Roper Technologies, Inc.	263	112,235

Salesforce, Inc.*	1,447	243,053

Synopsys, Inc.*	178	62,967

Topicus.com, Inc.*	515	29,730

Trend Micro, Inc.*	536	26,539

Tyler Technologies, Inc.*	101	32,600

TOTAL SOFTWARE		$6,748,207

SPECIALTY RETAIL – 1.8%

Adastria Co. Ltd.	2,852	48,132

CarMax, Inc.*	2,488	175,280

CECONOMY AG	13,503	33,116

China Meidong Auto Holdings Ltd.	85,885	213,093

China Tourism Group Duty Free Corp. Ltd., Class H*	1,882	57,666

Hikari Tsushin, Inc.	703	100,345

Home Depot, Inc. (The)	1,667	540,391

Industria de Diseno Textil SA	21,195	661,725

Kingfisher PLC	20,835	71,879

K’s Holdings Corp.	6,397	56,555

Nitori Holdings Co. Ltd.	341	45,133

Ross Stores, Inc.	2,369	279,992

TJX Cos., Inc. (The)	9,489	776,770

Ulta Beauty, Inc.*	924	474,899

USS Co. Ltd.	1,574	25,889

Xebio Holdings Co. Ltd.	6,818	48,658

TOTAL SPECIALTY RETAIL		$3,609,523

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 1.3%

Apple, Inc.	16,152	2,330,572

Canon, Inc.	3,346	74,256

Catcher Technology Co. Ltd.	14,894	88,569

January 31, 2023 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Elecom Co. Ltd.	5,640	$59,202

Quadient SA	3,911	68,973

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$2,621,572

TEXTILES, APPAREL & LUXURY GOODS – 1.0%

Cie Financiere Richemont SA, Class A	3,157	486,675

Hermes International	97	181,536

Lululemon Athletica, Inc.*	822	252,255

NIKE, Inc., Class B	6,679	850,437

Sanyo Shokai Ltd.*	2,000	21,808

Swatch Group AG (The)	582	210,724

Yue Yuen Industrial Holdings Ltd.	34,935	57,310

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$2,060,745

TOBACCO – 0.8%

British American Tobacco PLC	7,662	293,714

Japan Tobacco, Inc.	2,252	45,923

Philip Morris International, Inc.	11,218	1,169,364

TOTAL TOBACCO		$1,509,001

TRADING COMPANIES & DISTRIBUTORS – 1.8%

AerCap Holdings NV*	13,853	875,648

Brenntag SE	16,814	1,255,132

Fastenal Co.	4,333	219,033

Inaba Denki Sangyo Co. Ltd.	2,600	56,487

ITOCHU Corp.	7,315	236,434

Marubeni Corp.	2,025	24,844

Mitsubishi Corp.	5,622	188,258

SIG PLC*	29,370	12,688

Sumitomo Corp.	4,844	86,950

Triton International Ltd.	8,404	593,659

TOTAL TRADING COMPANIES & DISTRIBUTORS		$3,549,133

TRANSPORTATION INFRASTRUCTURE – 0.1%

Kamigumi Co. Ltd.	5,749	117,604

WATER UTILITIES – 0.1%

Cia de Saneamento Basico do Estado de Sao Paulo	7,782	85,619

Severn Trent PLC	1,340	46,633

TOTAL WATER UTILITIES		$132,252

Description	Number of Shares	Value

WIRELESS TELECOMMUNICATION SERVICES – 0.9%

Empresa Nacional de Telecomunicaciones SA	16,957	$65,067

KDDI Corp.	35,606	1,112,455

MTN Group Ltd.	2,837	24,014

SoftBank Corp.	8,860	101,377

T-Mobile US, Inc.*	3,025	451,663

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,754,576

TOTAL COMMON STOCKS (Cost $ 148,942,565)		$187,199,585

EXCHANGE-TRADED FUNDS – 0.1%

EQUITY FUNDS – 0.1%

iShares Core MSCI EAFE ETF	1,757	117,842

iShares MSCI ACWI ETF	1,623	148,099

NEXT FUNDS TOPIX ETF	550	8,764

TOTAL EXCHANGE-TRADED FUNDS (Cost $ 247,656)		$274,705

PREFERRED STOCKS – 0.1%

CONSUMER STAPLES – 0.1%

Henkel AG & Co. KGaA 1.85%	1,860	132,619

MATERIALS – 0.0%**

Fuchs Petrolub SE 1.03%	3,179	126,824

TOTAL PREFERRED STOCKS (Cost $ 225,355)		$259,443

MONEY MARKET FUND – 2.9%

Dreyfus Government Cash Management Fund, Institutional Shares 4.23%^	5,715,573	5,715,573

TOTAL MONEY MARKET FUND (Cost $ 5,715,573)		$5,715,573

TOTAL INVESTMENTS – 97.3% (COST $ 155,131,149)		$193,449,306
OTHER ASSETS LESS LIABILITIES – 2.7%		5,385,756

TOTAL NET ASSETS – 100.0%		$198,835,062

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Aerospace & Defense	$2,500,497	$2,378,713	$—	$4,879,210

Air Freight & Logistics	1,173,368	345,521	—	1,518,889

Airlines	500,923	237,175	—	738,098

Auto Components	—	1,062,849	—	1,062,849

Automobiles	92,877	2,273,350	—	2,366,227

Banks	3,005,002	5,820,313	—(a)	8,825,315

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total

Beverages	$1,168,088	$1,623,908	$—	$2,791,996

Biotechnology	638,935	268,058	—	906,993

Building Products	1,978,987	579,350	—	2,558,337

Capital Markets	3,721,680	2,088,021	—	5,809,701

Chemicals	1,662,380	1,279,895	—	2,942,275

Commercial Services & Supplies	2,547,250	243,934	—	2,791,184

Communications Equipment	1,702,767	306,898	—	2,009,665

Construction & Engineering	—	1,500,227	—	1,500,227

Construction Materials	—	618,614	—	618,614

Consumer Finance	1,328,940	161,986	—	1,490,926

Containers & Packaging	195,919	3,212	—	199,131

Distributors	650,446	54,890	—	705,336

Diversified Consumer Services	—	8,749	—	8,749

Diversified Financial Services	2,345,429	2,600,945	—	4,946,374

Diversified Telecommunication Services	683,486	1,830,306	—	2,513,792

Electric Utilities	1,706,344	570,269	—	2,276,613

Electrical Equipment	—	714,543	—	714,543

Electronic Equipment, Instruments & Components	118,698	1,228,796	—	1,347,494

Energy Equipment & Services	433,505	376,337	—	809,842

Entertainment	529,691	459,899	—	989,590

Food & Staples Retailing	1,340,729	832,158	—	2,172,887

Food Products	1,393,726	1,656,923	—	3,050,649

Gas Utilities	137,692	1,212,429	—	1,350,121

Health Care Equipment & Supplies	3,332,947	518,289	—	3,851,236

Health Care Providers & Services	4,243,680	381,260	—	4,624,940

Hotels, Restaurants & Leisure	2,339,484	1,586,913	—	3,926,397

Household Durables	633,480	762,295	—	1,395,775

Household Products	1,814,213	862,213	—	2,676,426

Industrial Conglomerates	237,759	491,422	—	729,181

Insurance	7,753,413	8,371,039	—	16,124,452

Interactive Media & Services	2,516,535	1,920,220	—	4,436,755

Internet & Direct Marketing Retail	2,728,153	1,374,656	—	4,102,809

IT Services	7,873,454	2,102,094	—	9,975,548

Leisure Products	—	198,006	—	198,006

Life Sciences Tools & Services	1,301,411	347,830	—	1,649,241

Machinery	2,369,981	3,479,417	—	5,849,398

Marine	—	34,815	—	34,815

Media	1,169,725	1,857,688	—	3,027,413

Metals & Mining	516,546	2,711,519	—	3,228,065

Multiline Retail	129,648	90,923	—	220,571

Multi-Utilities	440,484	1,223,187	—	1,663,671

Oil, Gas & Consumable Fuels	3,853,496	3,584,023	—	7,437,519

Paper & Forest Products	—	6,406	—	6,406

Personal Products	—	221,031	—	221,031

Pharmaceuticals	6,031,347	6,831,338	—	12,862,685

Professional Services	660,456	2,866,273	—	3,526,729

Real Estate Investment Trusts	2,396,214	477,525	—	2,873,739

Real Estate Management & Development	—	647,515	—	647,515

Road & Rail	2,289,717	70,187	—	2,359,904

Semiconductors & Semiconductor Equipment	2,535,089	1,016,029	—	3,551,118

Software	6,344,197	404,010	—	6,748,207

Specialty Retail	2,247,332	1,362,191	—	3,609,523

Technology Hardware, Storage & Peripherals	2,330,572	291,000	—	2,621,572

Textiles, Apparel & Luxury Goods	1,102,692	958,053	—	2,060,745

Tobacco	1,169,364	339,637	—	1,509,001

Trading Companies & Distributors	1,688,340	1,860,793	—	3,549,133

Transportation Infrastructure	—	117,604	—	117,604

Water Utilities	85,619	46,633	—	132,252

Wireless Telecommunication Services	516,730	1,237,846	—	1,754,576

January 31, 2023 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$265,941	$8,764	$—	$274,705

Preferred Stocks	—	259,443	—	259,443

Money Market Fund	5,715,573	—	—	5,715,573

Total Investments in Securities	$110,190,951	$83,258,355	$—	$193,449,306

Liabilities

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$(725,443)	$—	$(725,443)

Financial Futures Contracts	(4,372,600)	—	—	(4,372,600)

Total Liabilities - Other Financial Instruments	$(4,372,600)	$(725,443)	$—	$(5,098,043)

(a)	Includes internally fair valued securities currently priced at zero ($0).

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

*	Non-income producing security.

**	Represents less than 0.05%.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CAD	Canadian Dollar

ETF	Exchange-Traded Fund

EUR	Euro

GBP	British Pound Sterling

JPY	Japanese Yen

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

S&P	Standards & Poor’s

SpA	Societa per Azioni

At January 31, 2023, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS SOLD
3/15/2023	BNP Paribas	938,700,000 JPY	$6,954,893	$7,254,857	$—	$(299,964)
2/1/2023	BNY Mellon	10,335 CAD	6,848	7,767	—	(919)
3/15/2023	Barclays Capital Group	7,066,000 EUR	7,476,789	7,703,206	—	(226,417)
3/15/2023	BNP Paribas	5,445,000 GBP	6,679,213	6,719,345	—	(40,132)
3/15/2023	Morgan Stanley	8,975,000 CAD	6,589,447	6,747,458	—	(158,011)
UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$—	$(725,443)

January 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Global Alpha Equities Fund (concluded)

At January 31, 2023, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
SHORT POSITIONS:
EXCHANGE-TRADED:
E-Mini Russell 2000 Index	March 2023	67	$6,068,776	$ 6,496,990	$—	$ (428,214)
E-Mini S&P 500 Index	March 2023	92	18,229,639	18,814,000	—	(584,361)
E-Mini S&P Mid 400 Index	March 2023	37	9,200,564	9,852,730	—	(652,166)
Euro STOXX 50 Index	March 2023	56	2,400,736	2,539,322	—	(138,586)
FTSE 100 Index	March 2023	39	3,583,425	3,726,049	—	(142,624)
HSCE Index	February 2023	140	6,618,047	6,654,381	—	(36,334)
MSCI EAFE Index	March 2023	309	30,645,718	32,738,550	—	(2,092,832)
S&P TSX 60 Index	March 2023	26	4,729,262	4,900,440	—	(171,178)
TOPIX Index	March 2023	57	8,524,523	8,650,828	—	(126,305)
UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$—	$(4,372,600)

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2023 (unaudited)